Share-based payments - Summary of accrued expenses and the intrinsic value recognized in share-based payments (Details) - Performance shares - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	₩ 22,537	₩ 16,396	₩ 16,079
Employees of the subsidiaries	197,518	135,356	111,056
Total	₩ 220,055	₩ 151,752	₩ 127,135